Basic and Diluted Net Income per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Earnings Per Share Disclosure [Line Items]
Net income	$ 14,935	$ 26,290	$ 24,573
Allocated to ordinary share - basic	14,891	26,184	24,485
Allocated to nonvested restricted share - basic	$ 44	$ 106	$ 88
Weighted average number of ordinary shares outstanding	131,432,211	136,497,929	142,720,838
Weighted average number of nonvested restricted share	400,644	555,489	512,833
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	1,370,400	1,412,526	534,319
Weighted average ordinary shares outstanding used in computing diluted net income per share	133,203,255	138,465,944	143,767,990
Basic net income per share	$ 0.11	$ 0.19	$ 0.17
Basic net income per nonvested restricted share	0.11	0.19	0.17
Diluted net income per share	0.11	0.19	0.17
Diluted net income per nonvested restricted share	$ 0.11	$ 0.19	$ 0.17